Stockholder's Equity - Summary of Common Stock (Detail)	Dec. 31, 2022 shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance	9,891,139
Equity awards issued and outstanding [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance	4,839,554
Equity awards available for future grants [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance	1,065,423
Shares Available For Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance	257,341
Common Stock Warrants [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance	3,728,821